15. Provisions for legal proceedings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-current liabilities for legal proceedings [line items]
Total	$ 2,089	$ 3,113	$ 2,089
Current liabilities
Non-current liabilities	2,089	3,113
Labor claims [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total	681	895
Tax claims [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total	443	463
Civil claims [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total	782	1,523
Environmental claims [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total	$ 183	$ 232